Portfolio Balances and Delinquency Balances Based on 90 days or more Past Due and Net Charge-Offs Related to Managed Portfolio Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Principal Balance	$ 238,815		$ 238,648
Past Due	8,284		9,216
Net Charge-offs	2,090		2,923
Loans
Principal Balance	122,495		115,975
Past Due	4,931		5,675
Net Charge-offs	2,040		2,855
Loans | Commercial Portfolio Segment
Principal Balance	55,872		53,488
Past Due	938		1,904
Net Charge-offs	663		988
Loans | Residential Mortgage Loans
Principal Balance	46,660		46,521
Past Due	3,079		3,122
Net Charge-offs	1,257		1,716
Loans | Consumer Portfolio Segment
Principal Balance	19,963		15,966
Past Due	914		649
Net Charge-offs	120		151
Managed Securitized Loans | Commercial Portfolio Segment
Principal Balance	1,978		2,244
Past Due	43		44
Net Charge-offs	0		22
Managed Securitized Loans | Residential Mortgage Loans
Principal Balance	114,342		120,429
Past Due	3,310	[1]	3,497	[1]
Net Charge-offs	$ 50		$ 46

[1]	Excludes loans that have completed the foreclosure or short sale process (i.e., involuntary prepayments).